Revenues (Tables)	3 Months Ended
Mar. 31, 2020
Revenues
Disclosure of information about revenue recognition

	Three months ended March 31,
	SYSTEMS		SERVICES
	2020	2019	2020	2019
	(€ in thousands)
Primary geographical markets
EMEA	786	928	1,657	1,822
Asia Pacific	196	613	209	218
Americas	323	874	713	1,110
	1,305	2,415	2,579	3,150

Timing of revenue recognition
Products transferred at a point in time	1,022	2,193	2,579	3,150
Products and services transferred over time	283	222	--	--
Revenue from contracts with customers	1,305	2,415	2,579	3,150

Schedule of revenues by geographic region

	Three months ended March 31,
	2020	2019
	(€ in thousands)
EMEA	2,443	2,750
Germany	1,092	1,351
France	264	373
Great Britain	328	450
Others	759	576
Asia Pacific	405	831
China	226	198
India	33	243
Others	146	390
Americas	1,036	1,984
United States	926	1,948
Others	110	36
Total	3,884	5,565